Financing Agreements - Long-term Debt (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 2.9% Senior Notes, due 2018	Dec. 31, 2012 2.9% Senior Notes, due 2018	Dec. 31, 2013 Term Loan 2.21% Syndicated Bank term Loan, Due 2014	Dec. 31, 2012 Term Loan 2.21% Syndicated Bank term Loan, Due 2014	Dec. 31, 2013 Debentures 6.75% Lion Connecticut Holdings Inc. debentures, due 2013		Dec. 31, 2012 Debentures 6.75% Lion Connecticut Holdings Inc. debentures, due 2013		Dec. 31, 2013 Debentures 7.25% Lion Connecticut Holdings Inc. debentures, due 2023		Dec. 31, 2012 Debentures 7.25% Lion Connecticut Holdings Inc. debentures, due 2023		Dec. 31, 2013 Debentures 7.63% Lion Connecticut Holdings Inc. debentures, due 2026		Dec. 31, 2012 Debentures 7.63% Lion Connecticut Holdings Inc. debentures, due 2026		Dec. 31, 2013 Debentures 6.97% Lion Connecticut Holdings Inc. debentures, due 2036		Dec. 31, 2012 Debentures 6.97% Lion Connecticut Holdings Inc. debentures, due 2036		Dec. 31, 2013 Notes Payable 8.42% Equitable of Iowa Companies Capital Trust II Notes, due 2027	Dec. 31, 2012 Notes Payable 8.42% Equitable of Iowa Companies Capital Trust II Notes, due 2027	Dec. 31, 2013 Notes Payable 2.56% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016	Dec. 31, 2012 Notes Payable 2.56% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016	Dec. 31, 2013 Property Loan 1.00% Windsor Property Loan	Dec. 31, 2012 Property Loan 1.00% Windsor Property Loan	Jun. 16, 2007 Property Loan 1.00% Windsor Property Loan	Dec. 31, 2013 Surplus Notes 0.96% Surplus Floating Rate Note (December 2037 maturity)	Dec. 31, 2012 Surplus Notes 0.96% Surplus Floating Rate Note (December 2037 maturity)	Dec. 31, 2013 Surplus Notes 0.96% Surplus Floating Rate Note (June 2037 maturity)	Dec. 31, 2012 Surplus Notes 0.96% Surplus Floating Rate Note (June 2037 maturity)	Dec. 31, 2013 Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2012 Senior Notes 5.5% Senior Notes, due 2022	Jul. 13, 2012 Senior Notes 5.5% Senior Notes, due 2022	Feb. 11, 2013 Senior Notes 2.9% Senior Notes, due 2018	Dec. 31, 2013 Senior Notes 5.7% Senior Notes, due 2043	Jul. 26, 2013 Senior Notes 5.7% Senior Notes, due 2043	Dec. 31, 2012 Senior Notes 5.7% Senior Notes, due 2043	Dec. 31, 2013 Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	May 16, 2013 Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	Dec. 31, 2012 Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053
Debt Instrument [Line Items]
Total	$ 3,514,700,000	$ 4,043,700,000	$ 998,500,000	$ 0	$ 0	$ 1,350,000,000	$ 0	[1]	$ 138,300,000	[1]	$ 158,600,000	[1]	$ 158,100,000	[1]	$ 232,100,000	[1]	$ 231,900,000	[1]	$ 108,600,000	[1]	$ 108,600,000	[1]	$ 13,800,000	$ 13,900,000	$ 0	$ 500,000,000	$ 4,900,000	$ 4,900,000		$ 0	$ 359,300,000	$ 0	$ 329,100,000	$ 849,600,000	$ 849,600,000			$ 398,600,000		$ 0	$ 750,000,000		$ 0
Less: Current portion of long-term debt	0	872,600,000
Long-term debt	$ 3,514,700,000	$ 3,171,100,000
Annual interest rate on loan	2.25%				2.21%		6.75%				7.25%				7.63%				6.97%				8.42%		2.56%		1.00%		1.00%	0.96%		0.96%		5.50%		5.50%	2.90%		5.70%			5.65%

[1]	Guaranteed by ING Group.